College and University
                                     Facility Loan Trust One

            --------------------------------------------------------------------

                                     Compiled Financial Statements
                                     Six Months Ended May 31, 1996

Accountants' Compilation Report

To the Owner Trustee of
College and University Facility
 Loan Trust One:

We have compiled the accompanying balance sheet of College and University Facility Loan Trust One, including the schedule of investments, as of May 31, 1996, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with standards established by the American Institute of Certified Public Accountants. The financial information for the years ended November 30, 1995, 1994, 1993, 1992 and 1991, presented herein for comparative purposes, was audited by other auditors whose report thereon dated December 29, 1995 expressed an unqualified opinion.

A compilation is limited to presenting in the form of financial statements information that has been obtained from the books and records of the Trust. We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them.

We are not independent with respect to College and University Facility Loan Trust One.



                                                  BDO Seidman, LLP

July 12, 1996

                                               College and University
                                              Facility Loan Trust One

                                                        Balance Sheet

================================================================================

Six months ended May 31,                                                   1996
================================================================================
                                                                     (Unaudited)
Assets

Investments, at amortized cost, net of allowance for
 possible loan losses of $625,000 (Notes 1, 2, 6, 7
 and 8 and Schedule of Investments)                                 $93 567 081
Cash                                                                    134 750
Prepaid expenses                                                         11 353
Interest receivable                                                   1 193 930
Deferred bond issuance costs (Note 2)                                 1 170 967
--------------------------------------------------------------------------------
     Total assets                                                    96 078 081
--------------------------------------------------------------------------------
Liabilities

Bonds payable (Notes 3 and 8)                                        78 460 981
Interest payable (Note 3)                                             4 067 270
Accrued expenses and other liabilities                                  162 422
Payable for redemption of Class A Preferred Certificates
 (Note 5)                                                               504 313
Dividend payable (Note 5)                                               356 184
--------------------------------------------------------------------------------
     Total liabilities                                               83 551 170
--------------------------------------------------------------------------------
Net Assets

Class A Preferred Certificates, par value $1 - authorized
 and outstanding - 4,872,052 certificates (preference as to
 annual dividends of 13.25%, mandatory redemption and
 liquidation at par value) (Note 5)                                   4 872 052
--------------------------------------------------------------------------------
Class B Certificates, par value $1 - authorized, issued
 and outstanding - 1,001,643 certificates (Note 5)                    1 001 643
Accumulated deficit (Note 2)                                           (151 293)
Paid-in capital (Note 2)                                              6 804 509
--------------------------------------------------------------------------------
     Total net assets applicable to Class B certificateholders        7 654 859
--------------------------------------------------------------------------------
     Total net assets                                               $12 526 911
================================================================================
     Net asset value per Class B certificate
      (based on 1,001,643 certificates outstanding)                       $7.64
================================================================================

                   See accompanying accountants' compilation report and notes to financial statements.

                                               College and University
                                              Facility Loan Trust One

                                              Statement of Operations

================================================================================

Six months ended May 31,                                                   1996
================================================================================
                                                                     (Unaudited)
Investment income:
   Interest income (Note 2)                                          $5 183 204
--------------------------------------------------------------------------------
Expenses:
   Interest expense (Note 3)                                          4 067 269
   Amortization of deferred Bond issuance costs (Note 2)                 82 687
   Servicer fees (Note 4)                                                64 071
   Trustee fees (Note 4)                                                 23 056
   Other trust and bond administration expenses                         116 230
--------------------------------------------------------------------------------
     Total expenses                                                   4 353 313
--------------------------------------------------------------------------------
     Net investment income                                              829 891

Provision for possible loan losses (Notes 2 and 6)                     (100 000)
--------------------------------------------------------------------------------
     Net increase in net assets resulting from operations               729 891

Dividends to Class A Preferred Certificateholders                      (356 184)
--------------------------------------------------------------------------------
     Net increase in net assets applicable to Class B
      certificateholders resulting from operations                   $  373 707
================================================================================

                   See accompanying accountants' compilation report and notes to financial statements.

                                               College and University
                                              Facility Loan Trust One

                                              Statement of Cash Flows

================================================================================

Six months ended May 31,                                                   1996
================================================================================
                                                                     (Unaudited)
Cash flows from operating activities:
   Interest received                                                $ 2 447 929
   Interest paid                                                     (4 284 768)
   Operating expenses paid                                             (171 600)
--------------------------------------------------------------------------------
       Net cash used for operating activities                        (2 008 439)
--------------------------------------------------------------------------------
Cash flows from investing activities:
   Net decrease in funds held under investment agreements             1 078 165
   Principal payments on Loans                                        5 765 695
--------------------------------------------------------------------------------
       Net cash provided by investing activities                      6 843 860
--------------------------------------------------------------------------------
Cash flows from financing activities:
   Principal repayments on Bonds                                     (4 264 672)
   Redemption of Class A Preferred Certificates                        (204 277)
   Dividends to Class A Preferred Certificates                         (369 718)
--------------------------------------------------------------------------------
       Net cash used for financing activities                        (4 838 667)
--------------------------------------------------------------------------------
Net decrease in cash                                                     (3 246)

Cash, beginning of period                                               137 996
--------------------------------------------------------------------------------
Cash, end of period                                                 $   134 750
================================================================================
Reconciliation of net increase in net assets resulting from
 operations to net cash used for operating activities:
   Net increase in net assets resulting from operations             $   729 891
   Provision for possible loan losses                                   100 000
   Decrease in interest receivable                                       70 170
   Increase in prepaid expenses                                         (11 353)
   Increase in accrued expenses and other liabilities                    43 110
   Decrease in Bond interest payable                                   (217 499)
   Amortization of deferred Bond issuance costs                          82 687
   Amortization of purchase discount on Loans                        (2 805 445)
--------------------------------------------------------------------------------
       Net cash used for operating activities                       $(2 008 439)
================================================================================

                   See accompanying accountants' compilation report and notes to financial statements.

                                               College and University
                                              Facility Loan Trust One

                                  Statements of Changes in Net Assets
                                                         (Note 2 (f))
================================================================================
                                                        Six Months
                                                           Ended     Year Ended
                                                          May 31,   November 30,
                                                           1996          1995
================================================================================
                                                       (Unaudited)
From operations:
   Net investment income                              $   829 891   $ 1 777 232
   Provision for possible loan losses                    (100 000)     (400 000)

Dividends to certificateholders:
   Class A Preferred certificateholders
    ($.1325 per certificate annually):
     From net investment income                          (356 184)     (639 242)
     As tax return of capital                                --         (77 222)
--------------------------------------------------------------------------------
     Net increase in net assets applicable to Class B
      certificateholders resulting from operations        373 707       660 768
--------------------------------------------------------------------------------
Capital certificate transactions (Note 5):
   Redemptions of Class A Preferred certificates,
    (504,314 and 204,277 certificates in 1996 and
    1995, respectively)                                  (504 314)     (204 277)
   Issuance of additional 13.25% Class A Preferred
    Certificates as paid-in-kind dividend (346,746
    certificates in 1995)                                    --         346 746
--------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting
      from capital certificate transactions              (504 314)      142 469
--------------------------------------------------------------------------------
Net increase (decrease) in net assets                    (130 607)      803 237

Net assets:
   Beginning of period                                 12 657 518    11 854 281
--------------------------------------------------------------------------------
   End of period                                      $12 526 911   $12 657 518
================================================================================

                   See accompanying accountants' compilation report and notes to financial statements.

                                               College and University
                                              Facility Loan Trust One

                               Selected Financial Highlights for Each
                                      Class B Certificate Outstanding
                                     Throughout the Periods Indicated
                                                      (Notes 1 and 5)
================================================================================

                                    For the Six
                                    Months Ended                          Years Ended November 30,
                                       May 31,        ---------------------------------------------------------------
                                        1996            1995          1994          1993          1992         1991
=====================================================================================================================
                                    (Unaudited)
Net asset value, beginning of year    $  7.27         $  6.61       $  4.41       $  3.84       $  2.71       $  2.06
---------------------------------------------------------------------------------------------------------------------
Net investment income                     .83            1.77          3.04          1.44          2.13          1.74

Provision for possible loan losses       (.10)           (.40)         (.12)         --            --            --

Dividends to Class A Preferred
 Certificateholders:
   From net investment income            (.36)           (.64)         (.42)         (.87)        (1.00)        (1.09)
   As tax return of capital              --              (.07)         (.30)         --            --            --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $  7.64         $  7.27       $  6.61       $  4.41       $  3.84       $  2.71
=====================================================================================================================

Total investment return (a)               N/A             N/A           N/A           N/A           N/A           N/A

Net assets applicable to
 Class A Preferred Certificates,
 end of year                       $4 872 052      $5 376 365    $5 233 897    $5 997 151    $6 781 396    $7 695 826

Net assets applicable to Class B
 Certificates, end of period       $7 654 859      $7 281 153    $6 620 384    $4 418 852    $3 843 329    $2 715 563
=====================================================================================================================

Ratios and Supplemental Data:

   Ratio of expenses to average
    net assets applicable to
    Class B Certificates               116.59%(b,c)    133.48%(b)    180.25%(b)    274.18%(b)    344.39%(b)    514.76%(b)

   Ratio of net investment income
    to average net assets applicable
    to Class B certificates             22.23%(c)       25.57%        55.24%        35.10%        64.89%        73.17%

   Number of Class B Certificates
    outstanding, end of period      1 001 643       1 001 643     1 001 643     1 001 643     1 001 643     1 001 643

(a)   The Trust's investments are recorded at amortized cost as discussed in
      Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of expenses to average net assets applicable to Class B Certificates was 7.66%(c), 7.96%, 11.64%, 13.68%, 16.23% and 24.94% in 1996, 1995, 1994, 1993, 1992 and 1991, respectively.

(c)   Annualized.

                   See accompanying accountants' compilation report and notes to financial statements.

                                               College and University
                                              Facility Loan Trust One

                                        Notes to Financial Statements
================================================================================

1. Organization          College and University Facility Loan Trust One (the
   and Business          Trust) was formed on September 17, 1987 as a business
                         trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by The First
                         National Bank of Boston (the Owner Trustee), not in its individual capacity but solely as Owner Trustee. During
                         1995, State Street Bank and Trust Company replaced The
                         First National Bank of Boston as Owner Trustee. The
                         Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

                         The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on September 29, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount of $126,995,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education
                         (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately 19.4 years. Payments on the Loans, pending semiannual bond payment dates, are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note 2) as specified in the Indenture.

                               See accompanying accountants' compilation report.

                                               College and University
                                              Facility Loan Trust One

                                        Notes to Financial Statements
================================================================================

1. Organization and      All payments on the Loans and earnings under the
   Business (Concluded)  investment agreements and any required transfers from the Expense, Reserve and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond
                         Trustee as defined within, and in accordance with, the Indenture. On each bond payment date, amounts on deposit to the credit of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement, to fund the Reserve Fund to the Maximum Reserve Requirement, and to fund the Liquidity Fund to the Liquidity Fund
                         Requirement. Any funds remaining in the Revenue Fund on such payment date are paid to the certificateholders in the order of priority discussed in Note 5.

                         On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust. This transaction was accounted for using the purchase method of accounting, resulting in a new measurement of the Trust's net assets.

2. Summary of            (a) College and University Facility Loans
   Significant
   Accounting            The Loans were purchased and recorded at a discount
   Policies              below par. Pursuant to a "no-action letter" that the
                         Trust received from the Securities and Exchange
                         Commission, the Loans (included in investments in the accompanying balance sheet) are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. The remaining balance of the purchase discount on the Loans as of May 31, 1996 was approximately $47,989,000. As a result of prepayments of Loans in the six months ended May 31, 1996, additional interest income of approximately
                         $200,400 was recognized.

                               See accompanying accountants' compilation report.

                                               College and University
                                              Facility Loan Trust One

                                        Notes to Financial Statements
================================================================================

2. Summary of            (a) College and University Facility Loans (Continued)
   Significant
   Accounting            The Trust's policy is to discontinue the accrual of
   Policies              interest on Loans for which payment of principal or
   (Continued)           interest is 180 days or more past due or for such other
                         Loans as considered necessary by management if collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is recorded when received. Payments are applied to interest first with the balance, if any, applied to principal. At May 31, 1996, two loans had been placed on nonaccrual status, as discussed in
                         Note 6.

                         (b)  Other Investments

                         Other investments, which are included in Investments on the accompanying balance sheet, consist of two unsecured investment agreements issued by the Federal National Mortgage Association bearing fixed rates of interest of 5% and 8%. These investments are carried at cost. These investment agreements terminate on the earlier of December 1, 2014 or the date on which the bonds are paid-in-full.

                         (c) Federal Income Taxes

                         It is the Trust's policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                         For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                               See accompanying accountants' compilation report.

                                               College and University
                                              Facility Loan Trust One

                                        Notes to Financial Statements
================================================================================

2. Summary of            (d) Deferred Bond Issuance Costs
   Significant
   Accounting            Deferred Bond issuance costs are being amortized using
   Policies              the effective interest-rate method, assuming that all
   (Continued)           mandatory semiannual payments will be made on the term
                         bonds as discussed in Note 3.

                         (e) Accounting for Impairment of a Loan and Allowance for Possible Loan Losses

                         The Trust accounts for credit losses in accordance with Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118 (hereafter collectively referred to as SFAS 114). SFAS 114 requires that impaired loans, as defined, be measured based on the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.

                         Management is responsible for establishing an allowance for possible loan losses based on its best estimate of losses that might occur. Ultimate losses may vary from the current estimate. This estimate is reviewed periodically, and as a provision to the allowance for possible loan losses becomes necessary, it is reported in the period in which it becomes known. Allowances are established for those loans that, in the opinion of management, are deemed to be impaired and potentially uncollectible.

                         The allowance for possible loan losses is based on management's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. Factors considered in evaluating the adequacy of the allowance include previous loss experience, current economic conditions and their effect on borrowers, the performance of individual Loans in relation to contract terms, adverse situations that may affect the borrower's ability to pay, and the estimated fair values of collateral.

                               See accompanying accountants' compilation report.

                                               College and University
                                              Facility Loan Trust One

                                        Notes to Financial Statements
================================================================================

2. Summary of            The factors discussed above are inherently difficult to
   Significant           predict. Accordingly, the final outcome of these
   Accounting            estimates and the ultimate realization of amounts on
   Policies              certain Loans may vary significantly from the amounts
   (Concluded)           reflected in the accompanying financial statements.

                         (f)  Presentation of Capital Distributions

                         On December 1, 1993, the Trust prospectively adopted the provisions of American Institute of Certified Public Accountants Statement of Position 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" (SOP 93-2). SOP 93-2 requires the Trust to report distributions that are in excess of tax basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

                         The Trust expects to have a tax return of capital for the fiscal year ending November 30, 1996 however, the amount cannot be reasonably estimated at May 31, 1996. Therefore, the current period net increase in net assets of $373,707 has been offset against the accumulated deficit.

                         (c) Use of Estimates

                         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                               See accompanying accountants' compilation report.

                                               College and University
                                              Facility Loan Trust One

                                        Notes to Financial Statements
================================================================================

3. Bonds The Bonds outstanding at May 31, 1996 consist of the following:

                                                                      Principal
                                  Interest                              Amount
                          Type      Rate       Stated Maturity          (000s)
                         =======================================================
                         Term       10.20%     June 1, 2002            $40 884
                         Term       10.55      December 1, 2014         37 577
                         -------------------------------------------------------
                                                                       $78 461
                         =======================================================

                         The Bonds maturing on June 1, 2002 are being redeemed, in part, on a pro rata basis by application of mandatory semiannual payments and, commencing December 1, 2002, the Bonds maturing on December 1, 2014 will also be redeemed on a pro rata basis. The redemption price is equal to 100% of the principal amount to be redeemed plus interest accrued to the redemption date.

                         Interest on the Bonds is payable semiannually. On June 3, 1996, the Trust made the mandatory redemption of $2,976,220 on the Bonds maturing on June 1, 2002.

                         The aggregate scheduled maturities of the Bonds, including the scheduled mandatory redemptions at May 31, 1996, are as follows:

                               See accompanying accountants' compilation report.

                                               College and University
                                              Facility Loan Trust One

                                        Notes to Financial Statements
================================================================================

3. Bonds (Concluded)
                                                                          Amount
                         Fiscal Year                                      (000s)
                         =======================================================
                         1996                                            $ 2 976
                         1997                                              7 232
                         1998                                              6 912
                         1999                                              6 829
                         2000                                              6 169
                         Thereafter                                       48 343
                         -------------------------------------------------------
                         Total                                           $78 461
                         =======================================================

                         The Bonds are not subject to optional redemption by either the Trust or the bondholders.

                         In the event the Trust realizes negative cash flows, various reserve funds have been established and maintained such that, on or before such bond payment date, such funds may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

                         As required by the Indenture, the scheduled future cash flows for Loans that are in default are excluded from the calculation of the reserve fund requirement. The impact of excluding Loans in default from the calculation increases the reserve fund requirement. There was sufficient cash to satisfy the maximum funding requirement of $7,403,319 as of June 3, 1996.

4. Administrative        (a)  Servicer
   Agreements
                         As compensation for the services provided under the servicing agreement, General Electric Capital
                         Corporation (GECC) receives a collection fee. This fee is paid semiannually with respect to

                               See accompanying accountants' compilation report.

                                               College and University
                                              Facility Loan Trust One

                                        Notes to Financial Statements
================================================================================

4. Administrative        each Loan on each date of payment for such Loan. The
   Agreements            fee is equal to .055 of 1% of the outstanding principal
   (Concluded)           balance of such Loan divided by the number of payments
                         of principal and interest for such Loan in a calendar year. For the period ended May 31, 1996, this fee totaled $48,498. GECC was also reimbursed for other related expenses of $15,573.

                         (b) Trustees

                         As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                         o The Owner Trustee, in its capacities as manager of
                           the Trust and as Owner Trustee, received fees of $5,378 and $5,975, respectively, for the six months ended May 31, 1996. In addition, the Owner Trustee was reimbursed $1,259 for out-of-pocket expenses.

                         o The Bond Trustee is entitled to an annual fee equal
                           to .025 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The fee is payable semiannually, in advance, on each bond payment date. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. For the six months ended May 31, 1996, the fees amounted to $10,252. In addition, the Bond Trustee was reimbursed $392 for out-of-pocket expenses.

5. Certificates          The certificates comprise two classes, namely 13.25%
                         Class A Preferred and Class B. The Class A Preferred certificates have preference over the Class B certificates with respect to the payment of dividends, rights of redemption and liquidation payments.
                         Dividends on the Class A Preferred certificates are payable in cash on each Distribution Date (defined below) at the rate of 13.25% per annum from amounts received by the Owner Trustee pursuant to the Declaration of Trust. To the extent that such amounts are not sufficient to pay accrued dividends on any Class A Preferred certificates on any Distribution
                         Date, such

                               See accompanying accountants' compilation report.

                                               College and University
                                              Facility Loan Trust One

                                        Notes to Financial Statements
================================================================================

5. Certificates          dividends will be paid in additional certificates of
   (Concluded)           the Class A Preferred certificates. The Class A
                         Preferred certificates are required to be redeemed by the Trust, in whole or in part, on any Distribution
                         Date to the extent of the amount on deposit to the credit of the Revenue Fund, as discussed in Note 1, and after all accrued but unpaid dividends thereon have been paid in full. No distributions on the Class B certificates may be made until all Class A Preferred certificates have been fully redeemed. Following the redemption in full of the Class A Preferred certificates, on each Distribution Date, the holders of the Class B certificates will receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust, pro rata, in the same proportion that the par value of the certificates evidenced by each Class B certificate bears to the sum of the par value of the certificates evidenced by all of the Class B certificates.

                         Dividends and other payments are distributed to the certificateholders, while the Bonds are outstanding, on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each month.

                         On June 4, 1996, the Trust paid $860,497 to the holders of the Class A Preferred certificates, of which $356,184 was for payment of dividends and $504,313 was a redemption of Class A Preferred certificates. These payments are reflected as liabilities in the accompanying balance sheet.

                         The certificateholders shall each be entitled to one vote per certificate.

6. Allowance for         An analysis of the allowance for possible loan losses
   Possible Loan         for the six months ended May 31, 1996 is summarized as
   Losses                follows:

                         Balance, beginning of period                   $525 000
                         Provision                                       100 000
                         Charge-offs                                         --
                         -------------------------------------------------------
                         Balance, end of period                         $625 000
                         =======================================================

                               See accompanying accountants' compilation report.

                                               College and University
                                              Facility Loan Trust One

                                        Notes to Financial Statements
================================================================================


6. Allowance for         At May 31, 1996, the recorded investment in loans that
   Possible Loan         are considered to be impaired under SFAS 114 was
   Losses                approximately $1,261,000 with a related allowance for
   (Continued)           possible loan losses of $350,000.

                         The average recorded investment in impaired loans during the six months ended May 31, 1996 was approximately $1,283,000. For the six months ended May 31, 1996, interest income recognized on impaired loans was approximately $83,000.

                         The amortized cost of the loans placed on nonaccrual status is approximately $1,261,000 at May 31, 1996. See "Allowance for Possible Loan Loss and Accounting for Impairment of a Loan" for a discussion of the Trust's impaired loans.

7. Loans Scheduled principal and interest payments on the Loans as of May 31, 1996, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                         Principal       Interest
                                          Payments       Payments        Total
                         Fiscal Year       (000s)         (000s)         (000s)
                         =======================================================
                         1996             $  5 894        $ 1 881      $  7 775
                         1997               10 794          3 566        14 360
                         1998               10 734          3 220        13 954
                         1999               10 107          2 878        12 985
                         2000                8 904          2 562        11 466
                         Thereafter         74 728         15 813        90 541
                         -------------------------------------------------------
                         Total            $121 161        $29 920      $151 081
                         =======================================================

                               See accompanying accountants' compilation report.

                                               College and University
                                              Facility Loan Trust One

                                        Notes to Financial Statements
================================================================================

7. Loans                 Expected payments may differ from contractual payments
   (Continued)           because borrowers may prepay or default on their
                         obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.

                         The following analysis summarizes the stratification of the loan portfolio by type of collateral and institution as of May 31, 1996:

                                                              Amortized
                                                   Number      Cost
                          Type of Collateral      of Loans     (000s)        %
                         =======================================================
                         Loans secured by a
                          first mortgage            155         $36 646    48.0%

                         Loans not secured by
                          a first mortgage           97          39 573    52.0%
                         -------------------------------------------------------
                         Total Loans                252         $76 219   100.0%
                         =======================================================

                                                 Amortized
                                                   Number      Cost
                          Type of Institution     of Loans     (000s)        %
                         =======================================================
                         Private                    161         $36 779    48.3%
                         Public                      91          39 440    51.7
                         -------------------------------------------------------
                         Total Loans                252         $76 219   100.0%
                         =======================================================

                         The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs

                               See accompanying accountants' compilation report.

                                               College and University
                                              Facility Loan Trust One

                                        Notes to Financial Statements
================================================================================

7. Loans                 of the borrower's facilities; and, in the case of some
   (Continued)           Loans to public institutions which are obligations of a
                         state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

                         The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, where a restructuring of debt service payments is not achieved, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

                         A number of borrowers are currently experiencing adverse changes in their financial condition due to declining enrollment, increasing costs and a decline in endowments, grants, private gifts, and State and Federal funding. Many of these potentially troubled borrowers are developing and implementing strategic plans to improve their financial position; the plans generally include taking actions to control costs and increase revenues through tuition increases, fundraising campaigns, higher enrollment and a reduction of faculty.

                         Due to the special purpose nature of the borrowers' properties, the ability of such troubled borrowers to repay their loans may ultimately be dependent on the future success of the institutions' programs.

8. Fair Value            SFAS No. 107, "Disclosures about Fair Value of
   of Financial          Financial Instruments," allows for the use of a wide
   Instruments           range of valuation techniques; therefore, it may be
                         difficult to compare the Trust's fair value information to public market information or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying
                         "market" value of

                               See accompanying accountants' compilation report.

                                               College and University
                                              Facility Loan Trust One

                                        Notes to Financial Statements
================================================================================

8. Fair Value            the Trust's net assets or the amounts that would result
   of Financial          from the sale or settlement of the related financial
   Instruments           instruments. Further, as the assumptions inherent in
   (Contents)            fair value estimates change, the fair value estimates
                         will change.

                         Current market prices are not available for most of the Trust's financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these instruments for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these loans is not subject to estimate.

                         The estimated fair value of each category of the Trust's financial instruments and the related book value presented in the accompanying balance sheet as of May 31, 1996 are as follows:

                                                       Book Value     Fair Value
                                                         (000s)         (000s)
                         =======================================================
                         Loans                         * $75 594      $ 99 434

                         Investment Agreements:
                           Revenue Fund                   15 373        13 324
                           Liquidity Fund                  2 600         2 287
                         -------------------------------------------------------
                                                         $93 567      $115 045
                         =======================================================
                         Bonds                           $78 461      $ 93 272
                         =======================================================

                         * Net of Allowance for Possible Loan Losses of
                           $625,000.

                               See accompanying accountants' compilation report.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
                             SCHEDULE OF INVESTMENTS
                                  May 31, 1996
                          (Dollar Amounts in Thousands)

Outstanding                                           Stated                    Internal      Amortized
 Principal                                           Interest     Maturity      Rate of      Cost (Notes
  Balance               Description                   Rate %        Date        Return %       1 and 2)
-----------             -----------                  --------     --------      --------     -----------
            COLLEGE AND UNIVERSITY LOANS (80.8%)
            ---------- A ---------
  $1,530    Albion College                             3.00       10/01/2015      12.51         $756
     198    Albion College                             3.00       11/01/1999      12.74          165
     180    Albright College                           3.50       05/01/2001      11.70          145
     470    Alfred University                          3.00       11/01/2007      12.41          293
     140    Allegheny College                          3.00       07/01/1999      12.73          118
     122    Allegheny College                          3.50       07/01/2001      12.83           95
     605    Alma College                               3.00       04/01/2010      11.87          352
     395    Alverno College                            3.375      10/01/2003      12.52          286
     194    American Graduate School of
              International Management                 3.00       11/01/2010      12.59          109
     310    Anderson College                           3.00       03/01/2010      13.02          171
   1,319    Appalachian State University            3.00-3.625    07/01/2004      11.80          940
      98    Arizona State University                   2.75       10/01/1996      12.02           93
      71    Arizona State University                   2.875      10/01/1997      11.94           65
     552    Arizona State University                   3.50       10/01/2003      11.72          416
     223    Atlantic Union College                     3.00       05/01/2023      12.68           91
   1,530    Augsburg College                           3.00       04/01/2016      12.95          713
     868    Azusa Pacific University                   3.00       04/01/2017      12.96          393
            ---------- B ---------
     725    Baptist College at Charleston              3.00       03/01/2014      12.96          354
      91    Barnard College                            3.125      04/01/1999      12.82           77
      68    Beloit College                             3.00       11/01/1996      13.12           65
     109    Benedict College                           3.00       11/01/2006      12.42           70
      38    Bethune-Cookman College                    3.00       10/01/2000      12.71           30
     373    Birmingham-Southern College                3.00       10/01/2006      12.48          247
     528    Birmingham-Southern College                3.00       10/01/2010      12.47          300
     182    Black Hills State College                  3.00       10/01/2005      11.76          126
     129    Black Hills State College                  3.00       10/01/2007      11.77           83
     962    Boston University                          3.00       12/31/2022      11.87          418
     231    Bryan College                              3.00       02/01/2010      12.68          131
      66    Buena Vista College                        3.625      02/01/2001      13.45           50
     237    Buena Vista College                        3.00       11/01/2009      12.41          139
            ---------- C ---------
   2,459    California State University                3.00       11/01/2012      10.57        1,468
     672    Carnegie - Mellon University               3.00       11/01/2017      10.45          362
   2,155    Case Western Reserve University            3.00       04/01/2016      10.54        1,174
      67    Centenary College of Louisiana             2.875      10/01/1999      12.82           56
      52    Central Missouri State                     2.875      07/01/1997      11.89           47
     238    Central Missouri State                     3.125      07/01/2000      11.83          194
     384    Central Missouri State                     3.50       07/01/2001      11.80          303
      20    Central State College                      2.75       12/01/1996      10.66           18
     394    Central Washington University              3.50       10/01/1999      10.99          346
     899    Central Washington University              3.75       10/01/2004      11.03          681
      60    Chaminade College of Honolulu              3.50       10/01/2002      12.55           45
     330    Chaminade College of Honolulu              3.00       10/01/2011      12.47          183
     104    Champlain College                          3.00       10/01/2010      12.66           58
     385    Claflin College                            3.00       11/01/2002      12.57          289
     177    Clark College                              3.00       11/01/1999      12.75          148

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
                             SCHEDULE OF INVESTMENTS
                                  May 31, 1996
                          (Dollar Amounts in Thousands)
                                   (continued)

Outstanding                                           Stated                    Internal      Amortized
 Principal                                           Interest     Maturity      Rate of      Cost (Notes
  Balance               Description                   Rate %        Date        Return %       1 and 2)
-----------             -----------                  --------     --------      --------     -----------
  $1,100    College of Charleston                      3.00       07/01/2016      12.02       $  531
     645    College of St. Thomas                      3.00       04/01/2017      12.95          293
      91    College of the Virgin Islands              3.50       11/01/1996      12.02           87
     779    College of the Virgin Islands              3.00       10/01/2004      11.83          550
      56    Colorado State University                  2.75       04/01/1997      12.63           51
     404    Colorado State University                  3.50       04/01/2001      12.17          317
   1,325    Colorado State University                  3.625      04/01/2005      11.98          925
     431    Community College of Rhode Island          3.00       04/01/2018      12.10          206
     840    Concordia College                          3.00       05/01/2011      12.64          465
     103    Contra Costa College                       3.00       04/01/2009      12.34           60
      97    Cornell University                         3.00       11/01/1999      10.84           83
     420    Curry College                              3.00       04/01/2010      12.74          238
            ---------- D ---------
      30    Daemen College                             3.00       10/01/1996      13.18           28
      43    Dana College                               3.50       04/01/2001      13.39           33
     355    Daniel Webster College                     3.00       04/01/2019      12.99          152
      42    David Lipscomb College                     3.00       11/01/1996      13.12           40
     414    Dean Junior College                        3.00       04/01/2016      12.96          196
      67    Dillard University                         3.375      04/01/2002      13.41           51
     135    Dillard University                         3.00       11/01/2000      12.68          109
      55    Dormitory Authority of New York            3.00       07/01/1998      12.77           45
   1,345    Drake University                           3.00       10/01/2012      12.71          710
     200    Drexel University                          3.75       05/01/2000      11.72          170
            ---------- E ---------
     576    Eckerd College                             3.50       07/01/2003      12.53          416
      65    Eckerd College                             3.75       03/01/2005      13.04           43
     192    Emory University                           3.375      07/01/2002      12.59          147
     365    Emory University                           3.375      03/01/2003      13.25          258
     505    Emporia State University                   3.00       04/01/2009      12.33          299
            ---------- F ---------
     394    Fairleigh Dickinson University             3.50       11/01/2003      11.66          295
     125    Fairleigh Dickinson University             3.00       11/01/2020      12.09           56
      44    Findlay College                            3.375      07/01/2002      12.56           33
      59    Findlay College                            3.00       11/01/1997      12.96           54
     445    Florida Atlantic University                3.00       07/01/2006      11.85          292
      82    Florida Institute of Technology            3.00       02/01/2006      13.17           51
       7    Florida Southern College                   3.00       11/01/1996      13.27            7
     205    Foothill College                           3.00       10/01/2006      11.76          135
      87    Fort Hays State University                 3.00       10/01/1998      11.88           77
     360    Fort Hays State University                 3.375      10/01/2002      11.74          276
      82    Fort Lewis College                         3.125      10/01/1999      11.84           70
            ---------- G ---------
     859    Gordon College                             3.50       04/01/2013      12.84          455
   1,575    Grambling State University              3.00-3.75     10/01/2005      11.70        1,106
      12    Greenville College                         2.875      04/01/1997      14.15           11
            ---------- H ---------
      10    Hamline University                         2.75       06/01/1996      12.82            9
     169    Hampshire College                          3.00       11/01/2006      12.43          109
     800    Harcum Junior College                      3.00       11/01/2015      12.44          396

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
                             SCHEDULE OF INVESTMENTS
                                  May 31, 1996
                          (Dollar Amounts in Thousands)
                                   (continued)

Outstanding                                           Stated                    Internal      Amortized
 Principal                                           Interest     Maturity      Rate of      Cost (Notes
  Balance               Description                   Rate %        Date        Return %       1 and 2)
-----------             -----------                  --------     --------      --------     -----------
  $  490    Haverford College                          3.625      11/01/2013      12.29       $  271
      58    High Point College                         3.375      12/01/2002      11.63           43
     200    High Point College                         3.00       12/01/2007      11.72          123
   2,535    Howard University                          3.00       06/01/2013      12.01        1,315
            ---------- I ---------
   1,135    Indiana University                         3.50       04/01/2000      11.56          939
     284    Inter American University of San Juan   2.75-3.00     12/01/2001      11.63          221
   1,325    Iowa State University of Ames              3.00       07/01/2007      10.63          891
            ---------- J ---------
     500    Jackson State University                   3.00       01/01/2007      12.50          308
     100    Jarvis Christian College                   3.50       04/01/2001      13.41           76
     602    Jarvis Christian College                   3.00       04/01/2019      12.96          261
      37    John Carroll University                    2.75       01/01/1997      14.22           33
            ---------- K ---------
      66    Kansas Newman College                      3.125      04/01/2000      13.71           54
     183    Kansas Newman College                      3.00       04/01/2006      13.10          114
     385    Kansas State University                    3.375      04/01/2002      11.79          295
     134    Kansas State University                    3.50       04/01/2000      11.52          111
     363    Kent State University                      2.875      12/01/1999      10.01          311
   1,570    Kent State University                      3.00       12/01/2008      10.55        1,002
     200    Kenyon College                             3.00       11/01/1999      10.69          173
     113    Kirksville College of Kirksville, Missouri 3.125      12/01/2000      11.63           89
     216    Knox College                               3.00       05/01/2007      12.72          135
            ---------- L ---------
      49    Lambuth College                            3.00       05/01/1998      14.06           43
      17    Lambuth College                            3.00       06/01/1996      12.86           16
     303    Laredo Junior College                      3.00       08/01/2009      11.82          182
     168    Lawrence University                        3.375      04/01/2002      13.34          123
      31    Lincoln College                            3.00       12/01/1998      11.63           26
     138    Linfield College                           3.125      10/01/1999      12.80          115
     685    Long Island University                     3.00       06/01/2016      12.34          330
     882    Long Island University                     3.75       10/01/2005      12.42          608
     265    Louisiana State University                 3.50       07/01/2002      10.50          215
     760    Louisiana State University                 3.50       04/01/2002      11.10          596
     257    Louisiana Tech University                  3.50       04/01/2000      12.72          214
     210    Loyola University - Mundelein Branch       3.125      10/01/2000      12.70          168
      73    Lynchburg College                          3.00       11/01/1998      12.83           63
            ---------- M ---------
     520    McKendree College                          3.00       04/01/2007      13.07          313
      34    Medical College of Wisconsin               3.00       10/01/1997      13.01           31
     223    Medical College of Wisconsin               3.00       10/01/1999      12.79          185
      11    Menlo College                              2.875      04/01/1997      14.28           10
      80    Merrimack College                          2.875      04/01/1999      13.83           66
     801    Michigan State University                  3.00       05/01/2020      10.96          396
   1,660    Middlebury College                         3.00       04/01/2018      12.87          838
      65    Midland Lutheran College                   3.50       04/01/2001      13.41           50
      56    Midland Lutheran College                   2.875      04/01/1999      13.77           46
     260    Mississippi State University               2.75       12/01/1997      10.70          229
     495    Mississippi State University               3.50       12/01/2001      10.82          396

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
                             SCHEDULE OF INVESTMENTS
                                  May 31, 1996
                          (Dollar Amounts in Thousands)
                                  (continued)

Outstanding                                           Stated                    Internal      Amortized
 Principal                                           Interest     Maturity      Rate of      Cost (Notes
  Balance               Description                   Rate %        Date        Return %       1 and 2)
-----------             -----------                  --------     --------      --------     -----------
  $  130    Mississippi Valley State                   3.00       07/01/2008      11.89       $   82
     633    Missouri Southern State College            3.00       12/01/2008      10.56          402
     386    Missouri Western State College             3.00       10/01/2008      11.77          241
     515    Montclair State College                    3.00       07/01/2008      11.32          326
     325    Monterey Peninsula College                 3.00       10/01/2018      11.95          153
     125    Montreat-Anderson College                  3.00       12/01/2019      12.19           57
     415    Moravian College                           3.00       11/01/2000      12.67          332
      56    Morehouse College                          2.875      07/01/1999      10.48           48
     161    Morehouse College                          3.375      07/01/2001      10.57          131
   1,100    Morris College                             3.00       11/01/2013      12.42          592
            ---------- N ---------
     458    New England College                        3.625      10/01/2013      12.37          255
   1,095    New England College                        3.00       04/01/2019      12.96          475
      21    North Carolina Agriculture
              and Technical State University           3.00       07/01/1997       9.35           20
     155    North Carolina Agriculture
              and Technical State University           3.75       07/01/2004      10.02          119
      54    North Carolina Central University          3.00       11/01/1998      11.83           48
   1,325    North Carolina State University            3.00       09/01/2006       8.02        1,031
     258    North Carolina State University            3.00       09/01/1998       6.63          244
     155    Northeastern University                    3.00       05/01/1999      13.10          128
     183    Northwest Nazarene College                 3.00       11/01/2001      12.60          141
            ---------- O ---------
     160    Occidental College                         3.50       10/01/2001      12.62          125
     244    Ohio Valley Hospital                       3.75       10/01/2005      12.43          168
   2,455    Old Dominion University                    3.00       06/01/2013      11.70        1,326
     179    Ouachita Baptist University                3.375      12/01/2002      11.63          133
            ---------- P ---------
     108    Pacific University                         3.50       10/01/2001      12.66           86
     142    Pacific University                         3.00       11/01/1999      12.75          118
      75    Pan American University                    3.50       10/01/2000      11.00           64
      10    Paul Quinn College                         3.00       09/01/1998       8.06            9
     444    Pittsburg State University                 3.75       04/01/2005      12.30          311
     550    Point Loma Nazarene College                3.75       04/01/2005      13.05          372
      84    Post College                               3.00       10/01/1998      12.90           73
     125    Providence Hospital                        3.375      01/01/2002      11.33           96
      84    Purdue University                          2.75       07/01/1996       7.17           81
      82    Purdue University                          2.875      07/01/1996       7.06           79
     840    Purdue University                          3.50       07/01/2001      10.26          689
            ---------- R ---------
      25    Reed College                               2.875      10/01/1997      13.03           23
       6    Regis College                              3.00       11/01/1996      12.71            6
     293    Riverside Hospital                         3.00       04/01/2007      13.09          179
     743    Rivier College                             3.625      04/01/2014      12.78          390
            ---------- S ---------
     435    San Diego State University                 3.00       11/01/2021      11.93          194
     910    San Francisco State University             3.00       11/01/2021      11.93          409
   1,235    Sarah Lawrence College                     3.00       11/01/2021      12.64          531
     383    Scripps College                            3.00       10/01/2005      12.51          257

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
                             SCHEDULE OF INVESTMENTS
                                  May 31, 1996
                          (Dollar Amounts in Thousands)
                                   (continued)

Outstanding                                           Stated                    Internal      Amortized
 Principal                                           Interest     Maturity      Rate of      Cost (Notes
  Balance               Description                   Rate %        Date        Return %       1 and 2)
-----------             -----------                  --------     --------      --------     -----------
  $  150    Simpson College                            3.375      07/01/2001      12.18       $  110
     211    South Dakota State University              3.125      04/01/2000      12.76          175
   1,625    South Dakota State University              3.00       04/01/2016      12.31          793
      69    South Plains Junior College District       3.125      10/01/1999      11.85           59
   1,495    Southeast Missouri State                   3.50       04/01/2005      12.32        1,022
     341    Southern Arkansas University               3.75       10/01/2004      11.76          251
     365    Southern Methodist University              3.00       10/01/1998      12.87          317
      65    Southern Nazarene University               3.125      04/01/2000      13.60           51
     112    Spring Arbor College                       3.00       11/01/2000      12.67           90
     200    Springfield College                        3.00       05/01/2011      12.59          111
     126    St. Augustine's College                    3.00       11/01/2001      12.61           98
     227    St. Edward's University                    3.625      04/01/2013      12.80          122
     385    St. Francis College                        3.50       05/01/2001      12.88          298
      93    St. Mary's University of San Antonio       3.00       10/01/1997      13.01           84
     561    St. Mary's University of San Antonio       3.75       11/01/2002      12.47          428
      22    St. Michael's College                      2.875      04/01/1997      14.19           20
     250    St. Michael's College                      3.00       04/01/2008      13.06          150
     491    Stanford University                        3.125      04/01/2002       9.82          399
     305    Stanford University                        3.00       05/01/1999       9.61          271
     996    Stanford University                        3.00       05/01/2024      10.40          474
     128    Stetson University                         3.50       09/01/2001      12.48          102
      42    Stillman College                           3.00       02/01/2007      13.24           26
   2,877    Suomi College (A)                          3.00       08/01/2014      12.70        1,106
     205    Susquehanna University                     3.00       11/01/2006      12.44          132
     465    Susquehanna University                     3.625      11/01/2014      12.32          251
     159    Swarthmore College                         3.00       11/01/2013      12.30           83
            ---------- T ---------
     750    Taylor University                          3.00       10/01/2010      12.45          424
     563    Temple University                          3.375      11/01/2014      11.99          308
     345    Temple University                          2.875      05/01/1999      13.18          284
     140    Texas Christian University                 3.00       04/01/1998      13.97          120
     358    Texas College                              3.00       04/01/2007      13.09          217
     778    Texas Tech University                      3.625      03/01/2013      10.80          466
   5,570    Texas Tech University                   3.375-3.50    03/01/2012      10.83        3,364
     140    Tougaloo College                           3.00       06/01/2021      12.44           60
     961    Tufts University                           3.625      10/01/2004      12.47          686
            ---------- U ---------
      45    Union College                              3.00       10/01/1997      10.23           42
   1,976    University of Alabama                      3.00       05/01/2021      12.27          866
     141    University of Alaska                       3.125      04/01/2001      12.63          110
     251    University of Arkansas at Monticello       3.625      04/01/2004      12.40          177
      39    University of Arkansas at Little Rock      2.875      04/01/1999      12.01           33
      10    University of Arkansas at Pine Bluff       3.00       11/01/1996      12.14           10
      35    University of Chicago                      2.75       01/01/1997      14.22           31
     165    University of Chicago                      3.00       06/01/1998      12.59          142
      51    University of Chicago                      3.50       12/01/2001      11.63           39
     951    University of Florida                      3.00       01/01/1999      12.70          791
   1,348    University of Florida                      3.00       01/01/2005      12.51          894
   1,335    University of Hawaii at Manoa              3.00       10/01/2006      11.76          886

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
                             SCHEDULE OF INVESTMENTS
                                  May 31, 1996
                          (Dollar Amounts in Thousands)
                                  (continued)

Outstanding                                           Stated                    Internal      Amortized
 Principal                                           Interest     Maturity      Rate of      Cost (Notes
  Balance               Description                   Rate %        Date        Return %       1 and 2)
-----------             -----------                  --------     --------      --------     -----------
  $1,662    University of Missouri at Columbia         3.625      05/01/2004      11.63       $1,218
      44    University of Missouri at Rolla            2.875      05/01/1998      12.01           39
     114    University of Missouri at Rolla            3.50       05/01/2003      11.68           86
     266    University of Montevallo                   3.00       05/01/2023      12.30          112
     159    University of Nebraska                     3.00       07/01/2013      10.59           92
     559    University of North Carolina            2.875-3.50    07/01/2002      10.60          449
   1,535    University of North Carolina               3.00       01/01/2018      11.49          752
   1,900    University of Notre Dame                   3.00       04/01/2018      12.95          841
     190    University of Pittsburgh                   3.00       11/01/1999       9.95          166
     326    University of Portland                     3.00       04/01/2013      12.95          164
     784    University of Rochester                    3.375      10/01/2002      10.77          629
   1,440    University of Rochester                    3.00       10/01/2006      10.92          990
   1,033    University of South Dakota                 3.625      10/01/2013      11.74          590
   2,565    University of South Florida                3.00       07/01/2013      11.97        1,369
     329    University of Steubenville                 3.375      04/01/2012      12.88          176
     363    University of Steubenville                 3.00       04/01/2017      12.96          165
   3,092    University of Vermont                      3.00       10/01/2019      12.19        1,414
      74    University of Washington                   2.75       08/01/1996      12.01           70
     245    University of Washington                   3.50       08/01/2000      11.06          204
     170    Upsala College (A)                         2.75       10/01/1996      12.65          155
     910    Utah State University                      3.50       04/01/2002      11.76          700
            ---------- V ---------
   1,389    Vanderbilt University                      3.00       08/01/2005      10.69          984
     881    Vanderbilt University                      3.00       06/30/2009      10.39          567
            ---------- W ---------
     425    West Virginia Institute of Technology      3.00       06/01/1999      11.66          357
     484    West Virginia Wesleyan College             3.50       05/01/2002      13.43          339
     255    Western Carolina University                3.75       11/01/2001      11.67          206
   1,520    Western Maryland College                   3.00       11/01/2016      12.44          734
     220    Western Washington University              3.00       10/01/2007      11.16          145
     101    Whittier College                           3.50       04/01/2001      13.53           80
            ---------- X ---------
     620    Xavier University                          3.00       10/01/2017      12.54          287
--------                                                                                     -------
 124,208    Total College and University Loans                                                76,219
--------
            Allowance for Possible Loan Losses                                                   625
                                                                                             -------
            Net College and University Loans                                                  75,594
                                                                                             -------
            INVESTMENT AGREEMENTS (19.2%)

   2,600    FNMA #787 Liquidity Fund                   8.00       12/01/2014       8.00        2,600
  15,373    FNMA #786 Revenue Fund                     5.00       12/01/2014       5.00       15,373
--------                                                                                     -------
  17,973    Total Investment Agreements                                                       17,973
--------                                                                                     -------
$142,181    Total Investments (100.0%)                                                       $93,567
========                                                                                     =======

(A) This institution has been placed on nonaccrual status as more fully described in Note 6.

(Signature Page, to follow Item 79 at Screen Number 40, Page Number 33)

      This report is signed on behalf of the registrant in the City of Boston and the Commonwealth of Massachusetts on the 26th day of July, 1996.


                                   COLLEGE AND UNIVERSITY FACILITY
                                    LOAN TRUST ONE

                                   By: State Street Bank and Trust
                                   Company, not in its individual
                                   capacity, but solely as Owner Trustee
                                   under a Declaration of Trust dated
                                   September 17, 1987 and Amended and
                                   restated on September 29, 1987, and
                                   December 4, 1989.


                                   By: James E. Schultz
                                        Assistant Secretary